As filed with the Securities and Exchange Commission on December 10, 2009

1933 Act File No. 333-147343

1940 Act File No. 811-22144

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 3

☐ Post-Effective Amendment No.

and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 3

ING INFRASTRUCTURE DEVELOPMENT EQUITY FUND

(Exact Name of Registrant as Specified in Declaration of Trust)

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

(480) 477-3000

(Registrant’s Telephone Number, including Area Code)

Huey P. Falgout, Jr.

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

Copies of Communications to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, NW

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	NUMBER BEING REGISTERED	PROPOSED MAXIMUM OFFERING PRICE PER UNIT	PROPOSED MAXIMUM AGGREGATE OFFERING PRICE(1)	AMOUNT OF REGISTRATION FEE(2)
Common Shares
$0.01 par value	50,000 Shares	$20.00	$1,000,000	$30.70

(1)          Estimated solely for the purpose of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

(2)          Previously paid on November 13, 2007.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 of ING Infrastructure Development Equity Fund is being filed solely for the purpose of filing certain exhibits.

PART C — OTHER INFORMATION

Item 25.                  Financial Statements and Exhibits:

1.                                       Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 will be included in Part B of the Registration Statement.

2.	Exhibits

	(a)	(i)	Certificate of Trust dated November 6, 2007 - filed as an exhibit to the Initial Registration Statement on Form N-2 filed on November 13, 2007 and incorporated herein by reference.

		(ii)	Declaration of Trust dated November 6, 2007 - filed as an exhibit to the Initial Registration Statement on Form N-2 filed on November 13, 2007 and incorporated herein by reference.

	(b)	Bylaws dated November 6, 2007 - filed as an exhibit to the Initial Registration Statement on Form N-2 filed on November 13, 2007 and incorporated herein by reference.

	(c)	Not Applicable.

	(d)	Form of Specimen Certificate for Common Shares - filed herein

	(e)	Dividend Reinvestment Plan of Registrant - filed herein

	(f)	Not Applicable.

	(g)	(i)	Form of Investment Management Agreement between ING Investments, LLC and Registrant - filed herein

		(ii)	Form of Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. - filed herein

	(h)	(i)	Form of Underwriting Agreement*

		(ii)	Form of Selected Dealer Agreement*

		(iii)	Form of Master Agreement Among Underwriters*

	(i)	Deferred Compensation Plan for Independent Directors*

(j)	(i)	Custodian Agreement between Registrant and The Bank of New York - filed herein

(A) Form of Amended Schedule A to the Custodian Agreement between Registrant and The Bank of New York - filed herein

	(ii)	Foreign Custody Manager Agreement between Registrant and The Bank of New York - filed herein

(A) Form of Amended Exhibit A to the Foreign Custody Manager Agreement between Registrant and the Bank of New York - filed herein

	(iii)	Fund Accounting Agreement between Registrant and The Bank of New York - filed herein

(A) Form of Amended Exhibit A to the Fund Accounting Agreement between Registrant and The Bank of New York - filed herein

(k)	(i)	Form of Amended and Restated Administration Agreement between Registrant and ING Funds Services, LLC - filed herein

	(ii)	Amended and Restated Stock Transfer Agency Agreement between Registrant and The Bank of New York - filed herein

(A) Form of Amended Schedule A to the Amended and Restated Stock Transfer Agency Agreement between Registrant and The Bank of New York - filed herein

	(iii)	Securities Lending Agreement and Guaranty between the Registrant and The Bank of New York - filed herein

(A) Form of Amended Exhibit A to the Securities Lending Agreement and Guaranty between Registrant and The Bank of New York - filed herein

(l)	Opinion and Consent of Counsel.*

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm.*

(o)	Not Applicable.

(p)	Not Applicable.

(q)	Not Applicable.

(r)	(i)	Code of Ethics of ING Investments, LLC - filed herein

	(ii)	Code of Ethics of ING Investment Management Co. - filed herein

* To be filed by subsequent amendment.

Item 26.	Marketing Arrangements

See Sections [       ] of the Form of Underwriting Agreement filed as Exhibit (h)(i).

Item 27.	Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC Registration fees	$	*

New York Stock Exchange listing fee
Financial Industry Regulatory Authority fees
Blue Sky filing fees and expenses
Printing and Postage (other than stock certificates)
Engraving and printing stock certificates
Legal fees and expenses
Tax research and consultation services
Underwriting Expenses
Miscellaneous expenses
Total

*To be filed by subsequent amendment.

Item 28.	Persons Controlled by or Under Common Control - Not Applicable.

Item 29.	Number of Holders of Securities - To be filed by amendment

Item 30.	Indemnification

Section 8.4 of Article VIII of the Registrant’s Declaration of Trust provides as follows:

Indemnification. Subject to the exceptions and limitations contained in this Section 8.4, every person who is, or has been, a Trustee, officer, employee or agent of the Fund, including persons who serve at the request of the Fund as directors, trustees, officers, employees or agents of another organization in which the Fund has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Fund to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a)                                    against any liability to the Fund or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b)                                 with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Fund; or

(c)                                  in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i)                         by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii)                      by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Fund, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Fund personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 8.4 shall be advanced by the Fund prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 8.4, provided that either:

(a)                                  such undertaking is secured by a surety bond or some other appropriate security or the Fund shall be insured against losses arising out of any such advances; or

(b)                                 a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 8.4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Fund (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 8.4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Section     of the Form of Underwriting Agreement [   ]

Insofar as indemnification for liabilities arising under the Securities Act of 1933, may be terminated to Trustees, officers and controlling persons of the Fund, [pursuant to the foregoing provisions] or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

The descriptions of the Investment Adviser and the Sub-Adviser under the captions “Management of the Fund” in the Prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein. Information as to the directors and officers of Registrant’s investment adviser and the sub-adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Registrant’s investment adviser and sub-adviser in the last two years, is included in their respective applications for registration as an investment adviser on Form ADV (ING Investments, LLC: File No. 801-48282; ING Investment Management Co.: File No. 801-9046) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant will be maintained at its office at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 and at the office of its custodian, The Bank of New York, at 101 Barclay Street, Floor 11E, New York, New York 10286.

Item 33. Management Services - Not Applicable.

Item 34. Undertakings

1.             The Registrant undertakes to suspend the Offering until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus included in this registration statement.

2.             Not Applicable.

3.             Not Applicable.

4.             Not Applicable.

5.             a.                                       The Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act (17 CFR 230.497(h)) shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

b.             for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.             The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Initial Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 10th day of December, 2009.

ING INFRASTRUCTURE DEVELOPMENT EQUITY FUND

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun P. Mathews*	President, Chief Executive Officer and Trustee	December 10, 2009

	Senior Vice President and Principal Financial Officer	December 10, 2009
Todd Modic*

	Trustee	December 10, 2009
Colleen D. Baldwin*

	Trustee	December 10, 2009
John V. Boyer*

	Trustee	December 10, 2009
Patricia W. Chadwick*

	Trustee	December 10, 2009
Robert W. Crispin*

	Trustee	December 10, 2009
Peter S. Drotch*

	Trustee	December 10, 2009
J. Michael Earley*

	Trustee	December 10, 2009
Patrick W. Kenny*

	Trustee	December 10, 2009
Sheryl K. Pressler*

	Trustee and Chairman	December 10, 2009
Roger B. Vincent*

*By: /s/ Huey P. Falgout, Jr.

Huey P. Falgout, Jr.
Attorney-in-Fact**

**                                  Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee were previously attached as exhibits to Pre-Effective Amendment # 1 to the Registrant’s Registration Statement on Form N-2, filed on February 8, 2008 and are incorporated herein by reference.

EXHIBIT LIST

Exhibit Number	Name of Exhibit
2(d)	Form of Specimen Certificate for Common Shares
2(e)	Dividend Reinvestment Plan of Registrant
2(g)(i)	Form of Investment Management Agreement between ING Investments, LLC and Registrant
2(g)(ii)	Form of Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co.
2(j)(i)	Custodian Agreement between Registrant and The Bank of New York
2(j)(i)(A)	Form of Amended Exhibit A to the Custodian Agreement between Registrant and The Bank of New York
2(j)(ii)	Foreign Custody Manager Agreement between Registrant and The Bank of New York
2(j)(ii)(A)	Form of Amended Exhibit A to the Foreign Custody Manager Agreement between Registrant and The Bank of New York
2(j)(iii)	Fund Accounting Agreement between Registrant and The Bank of New York
2(j)(iii)(A)	Form of Amended Exhibit A to the Fund Accounting Agreement between Registrant and The Bank of New York
2(k)(i)	Form of Amended and Restated Administration Agreement between Registrant and ING Funds Services, LLC
2(k)(ii)	Amended and Restated Stock Transfer Agency Agreement between Registrant and The Bank of New York
2(k)(ii)(A)	Form of Amended Schedule A to the Amended and Restated Stock Transfer Agency Agreement between Registrant and The Bank of New York
2(k)(iii)	Securities Lending Agreement and Guaranty between the Registrant and The Bank of New York
2(k)(iii)(A)	Form of Amended Exhibit A to the Securities Lending Agreement and Guaranty between Registrant and The Bank of New York
2(r)(i)	Code of Ethics of ING Investments, LLC
2(r)(ii)	Code of Ethics of ING Investment Management Co.